INVESTMENT MANAGERS SERIES TRUST II
2220 East Route 66, Suite 226
Glendora, CA 91740

September 30, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II Registration Statement on Form N-1A

This filing contains the Registration Statement on Form N-1A for Investment Managers Series Trust II (the “Trust”).  Also, being filed concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended.

Please direct your comments to the undersigned Rita Dam at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer